ANNUAL REPORT
December 31, 1997





                             THE TRAVELERS FUND UL
                          FOR VARIABLE LIFE INSURANCE








[Travelers Life & Annuity Logo]





The Travelers Insurance Company
The Travelers Life and Annuity Company
One Tower Square
Hartford, CT 06183

                              THE TRAVELERS FUND UL
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1997

ASSETS:
   Investments in eligible funds at market value:
     Managed Assets Trust, 114,804 shares (cost $1,761,500) ...........................     $ 2,026,296
     High Yield Bond Trust, 24,382 shares (cost $215,673) .............................         241,137
     Capital Appreciation Fund, 120,351 shares (cost $4,644,550) ......................       5,574,661
     Cash Income Trust, 3,347,375 shares (cost $3,347,375) ............................       3,347,375
     The Travelers Series Trust, 496,993 shares (cost $5,181,966) .....................       5,328,832
     Templeton Variable Products Series Fund, 529,432 shares (cost $10,458,089) .......      11,591,894
     Fidelity's Variable Insurance Products Fund, 840,173 shares (cost $17,653,628) ...      21,041,079
     Fidelity's Variable Insurance Products Fund II, 243,515 shares (cost $3,671,170) .       4,385,702
     Dreyfus Stock Index Fund, 127,138 shares (cost $2,750,538) .......................       3,273,804
     American Odyssey Funds, Inc., 38,833 shares (cost $533,298) ......................         554,406
     Travelers Series Fund Inc., 345,419 shares (cost $4,982,688)  ....................       5,843,986
     Greenwich Street Series Fund, 44,121 shares (cost $689,440) ......................         777,407
                                                                                            -----------
         Total Investments (cost $55,889,915)  ........................................                        $63,986,579

   Receivables:
     Dividends ........................................................................                             74,450
     Premium payments and transfers from other Travelers accounts .....................                             18,755
   Other assets .......................................................................                                  4
                                                                                                               -----------

         Total Assets .................................................................                         64,079,788
                                                                                                               -----------

LIABILITIES:
   Payable for contract surrenders and transfers to other Travelers accounts ..........                             18,479
   Accrued liabilities ................................................................                              3,136
                                                                                                               -----------

         Total Liabilities ............................................................                             21,615
                                                                                                               -----------

NET ASSETS: ...........................................................................                        $64,058,173
                                                                                                               ===========


                        See Notes to Financial Statements

                              THE TRAVELERS FUND UL
                           FOR VARIABLE LIFE INSURANCE

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1997


INVESTMENT INCOME:
   Dividends ..........................................................................                        $ 2,833,924

EXPENSES:
   Insurance charges ..................................................................     $   363,873
   Administrative charges .............................................................          22,481
                                                                                            -----------
     Total expenses ...................................................................                            386,354
                                                                                                               -----------
       Net investment income ..........................................................                          2,447,570
                                                                                                               -----------
REALIZED GAIN AND CHANGE IN UNREALIZED GAIN ON
    INVESTMENTS:
   Realized gain from investment transactions:
     Proceeds from investments sold ...................................................      14,840,064
     Cost of investments sold .........................................................      13,389,728
                                                                                            -----------
       Net realized gain ..............................................................                          1,450,336
   Change in unrealized gain on investments:
     Unrealized gain at December 31, 1996 .............................................       3,488,881
     Unrealized gain at December 31, 1997 .............................................       8,096,664
                                                                                            -----------
       Net change in unrealized gain for the year .....................................                          4,607,783
                                                                                                               -----------
         Net realized gain and change in unrealized gain ..............................                          6,058,119
                                                                                                               -----------
   Net increase in net assets resulting from operations ...............................                        $ 8,505,689
                                                                                                               ===========


                        See Notes to Financial Statements

                              THE TRAVELERS FUND UL
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                            1997              1996
                                                                        ------------      ------------
OPERATIONS:
   Net investment income ...........................................    $  2,447,570      $  1,858,620
   Net realized gain from investment transactions ..................       1,450,336           532,275
   Net change in unrealized gain on investments ....................        4,607,783         1,534,477
                                                                        ------------      ------------

     Net increase in net assets resulting from operations ..........       8,505,689         3,925,372
                                                                        ------------      ------------

UNIT TRANSACTIONS:
   Participant premium payments
     (applicable to 12,005,909 and 15,169,725 units, respectively)..      19,096,022        21,543,041
   Participant transfers from other Travelers accounts
     (applicable to 8,679,346 and 10,670,706 units, respectively) ..      13,453,685        14,576,672
   Contract surrenders
     (applicable to 3,304,273 and 3,002,978 units, respectively) ...      (5,554,224)       (4,214,910)
   Participant transfers to other Travelers accounts
     (applicable to 9,048,261 and 9,824,019 units, respectively) ...     (13,733,134)      (14,195,827)
   Other payments to participants
     (applicable to 23,301 units) ..................................        (33,914)               --
                                                                        ------------      ------------

       Net increase in net assets resulting from unit transactions        13,228,435        17,708,976
                                                                        ------------      ------------

         Net increase in net assets ................................      21,734,124        21,634,348

NET ASSETS:
   Beginning of year ...............................................      42,324,049        20,689,701
                                                                        ------------      ------------

   End of year .....................................................    $ 64,058,173      $ 42,324,049
                                                                        ============      ============


                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

The Travelers Fund UL for Variable Life Insurance ("Fund UL") is a separate account of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Travelers Group Inc., and is available for funding certain variable life insurance contracts issued by The Travelers. Fund UL is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Travelers interest in the net assets of Fund UL was $3,401,482 at December 31, 1997.

Participant premium payments applied to Fund UL are invested in one or more eligible funds in accordance with the selection made by the owner. As of December 31, 1997, the eligible funds available under Fund UL are: Managed Assets Trust; High Yield Bond Trust; Capital Appreciation Fund; Cash Income Trust; U.S. Government Securities Portfolio, Utilities Portfolio, Zero Coupon Bond Fund Portfolio Series 1998, Zero Coupon Bond Fund Portfolio Series 2000 and Zero Coupon Bond Fund Portfolio Series 2005 of The Travelers Series Trust; Alliance Growth Portfolio, Smith Barney Income and Growth Portfolio, Smith Barney High Income Portfolio, MFS Total Return Portfolio and AIM Capital Appreciation Portfolio of Travelers Series Fund Inc.; Total Return Portfolio of Greenwich Street Series Fund (formerly Smith Barney Series Fund) (all of which are managed by affiliates of The Travelers); Templeton Bond Fund (Class 1 shares), Templeton Stock Fund (Class 1 shares) and Templeton Asset Allocation Fund (Class 1 shares) of Templeton Variable Products Series Fund; High Income Portfolio, Growth Portfolio and Equity-Income Portfolio of Fidelity's Variable Insurance Products Fund; Asset Manager Portfolio of Fidelity's Variable Insurance Products Fund II; and Dreyfus Stock Index Fund. All of the funds are Massachusetts business trusts, except for Travelers Series Fund Inc. and Dreyfus Stock Index Fund which are incorporated under Maryland law. Not all funds may be available in all states or to all contract owners.

Effective July 12, 1995, the following funds were no longer available to new contract owners under Fund UL. These funds are: American Odyssey Core Equity Fund, American Odyssey Emerging Opportunities Fund, American Odyssey International Equity Fund, American Odyssey Long-Term Bond Fund, American Odyssey Intermediate-Term Bond Fund and American Odyssey Short-Term Bond Fund of American Odyssey Funds, Inc.

The following is a summary of significant accounting policies consistently followed by Fund UL in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

FEDERAL INCOME TAXES. The operations of Fund UL form a part of the total operations of The Travelers and are not taxed separately. The Travelers is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Fund UL. Fund UL is not taxed as a "regulated investment company" under Subchapter M of the Code.

OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $31,020,647 and $14,840,064, respectively, for the year ended December 31, 1997. Realized gains and losses from investment transactions are reported on an identified cost basis. The cost of investments in eligible funds was $55,889,915 at December 31, 1997. Gross unrealized appreciation for all investments at December 31, 1997 was $8,108,762. Gross unrealized depreciation for all investments at December 31, 1997 was $12,098.

3.  CONTRACT CHARGES

Insurance charges and administrative charges up to a maximum of 0.80% and 0.10%, respectively, of the average net assets of Fund UL on an annual basis, are allowed for mortality and expense risks and administrative expenses assumed by The Travelers. For Price I contracts (all InVest Contracts, MarketLife Contracts issued prior to July 12, 1995, and MarketLife Contracts issued on or after July 12, 1995 where state approval for Enhanced MarketLife had not yet been received), the insurance charges were 0.60% and the administrative charges were waived by The Travelers for the year ended December 31, 1997. For Price II contracts (all MarketLife Contracts issued on or after July 12, 1995, where state approval for Enhanced MarketLife has been received), the insurance charges are 0.80% for the first fifteen policy years, and 0.45% thereafter. The administrative charges for these contracts are 0.10% for the first fifteen policy years and 0% thereafter.

The Travelers receives contingent surrender charges on full or partial contract surrenders. Such charges are computed by applying various percentages to premiums and/or stated contract amounts (as described in the prospectus). The Travelers received $131,429 and $106,276 in satisfaction of such contingent surrender charges for the years ended December 31, 1997 and 1996, respectively.

4.  NET CONTRACT OWNERS' EQUITY

                                                                         DECEMBER 31, 1997
                                                       -------------------------------------------------
                                                                              UNIT               NET
                                                             UNITS            VALUE             ASSETS
                                                             -----            -----             ------
MANAGED ASSETS TRUST
     Price I .................................              631,186          $2.690          $ 1,697,949
     Price II ................................              122,866           2.671              328,128
HIGH YIELD BOND TRUST
     Price I .................................               96,477           2.515              242,606
CAPITAL APPRECIATION FUND
     Price I .................................              969,080           2.711            2,627,169
     Price II ................................            1,095,887           2.691            2,949,431
CASH INCOME TRUST
     Price I .................................              160,685           1.551              249,254
     Price II ................................            2,016,280           1.540            3,105,001
THE TRAVELERS SERIES TRUST
  U.S. Government Securities Portfolio
     Price I .................................              138,133           1.300              179,581
     Price II ................................            1,042,966           1.291            1,346,102
  Utilities Portfolio
     Price I .................................               70,674           1.697              119,954
     Price II ................................               34,592           1.685               58,288
  Zero Coupon Bond Fund Portfolio Series 1998
     Price I .................................            1,000,000           1.116            1,115,894
     Price II ................................                8,353           1.108                9,259
  Zero Coupon Bond Fund Portfolio Series 2000
     Price I .................................            1,001,379           1.121            1,122,297
     Price II ................................               36,677           1.113               40,831
  Zero Coupon Bond Fund Portfolio Series 2005
     Price I .................................            1,041,763           1.165            1,213,483
     Price II ................................              105,916           1.157              122,553

                                                                         DECEMBER 31, 1997
                                                       -------------------------------------------------
                                                                              UNIT               NET
                                                             UNITS            VALUE             ASSETS
                                                             -----            -----             ------
TEMPLETON VARIABLE PRODUCTS SERIES FUND
  Templeton Bond Fund
     Price I .................................              147,319          $1.192          $   175,618
     Price II ................................              264,591           1.183              313,140
  Templeton Stock Fund
     Price I .................................            2,837,594           1.617            4,589,102
     Price II ................................            1,578,248           1.606            2,533,963
  Templeton Asset Allocation Fund
     Price I .................................            1,820,911           1.565            2,848,947
     Price II ................................              728,294           1.553            1,131,223
FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND
  High Income Portfolio
     Price I .................................              975,103           1.515            1,477,604
     Price II ................................            1,292,867           1.504            1,944,960
  Growth Portfolio
     Price I .................................            3,005,309           1.839            5,526,710
     Price II ................................            2,264,973           1.826            4,135,061
  Equity-Income Portfolio
     Price I .................................            2,311,361           1.981            4,578,953
     Price II ................................            1,719,857           1.967            3,382,482
FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND II
  Asset Manager Portfolio
     Price I .................................            2,569,808           1.460            3,751,635
     Price II ................................              437,656           1.449              634,303
DREYFUS STOCK INDEX FUND
     Price I .................................              501,723           2.203            1,105,221
     Price II ................................            1,019,666           2.187            2,229,952
AMERICAN ODYSSEY FUNDS, INC.
  American Odyssey Core Equity Fund
     Price I .................................               29,927           2.218               66,390
  American Odyssey Emerging Opportunities Fund
     Price I .................................              197,206           1.459              287,685
  American Odyssey International Equity Fund
     Price I .................................               82,883           1.408              116,698
  American Odyssey Long-Term Bond Fund
     Price I .................................               63,209           1.366               86,321
  American Odyssey Intermediate-Term Bond Fund
     Price I .................................                1,145           1.166                1,335
  American Odyssey Short-Term Bond Fund
     Price I .................................                2,753           1.208                3,325

                                                                         DECEMBER 31, 1997
                                                       -------------------------------------------------
                                                                              UNIT               NET
                                                             UNITS            VALUE             ASSETS
                                                             -----            -----             ------
TRAVELERS SERIES FUND INC.
  Alliance Growth Portfolio
     Price I .................................              235,405          $1.721          $   405,056
     Price II ................................            1,234,462           1.708            2,109,030
  Smith Barney Income and Growth Portfolio
     Price I .................................               36,024           1.600               57,637
     Price II ................................              424,342           1.589              674,488
  Smith Barney High Income Portfolio
     Price I .................................               28,586           1.264               36,130
     Price II ................................              358,300           1.256              450,194
  MFS Total Return Portfolio
     Price I .................................              142,872           1.490              212,943
     Price II ................................              437,292           1.480              647,206
  AIM Capital Appreciation Portfolio
     Price I .................................              116,099           1.183              137,359
     Price II ................................              936,917           1.177            1,102,352
GREENWICH STREET SERIES FUND
  Total Return Portfolio
     Price I .................................               37,563           1.499               56,308
     Price II ................................              484,110           1.489              721,062
                                                                                             -----------

Net Contract Owners' Equity ..................                                               $64,058,173
                                                                                             ===========

5. STATEMENT OF INVESTMENTS

INVESTMENT OPTIONS                                                         NO. OF             MARKET
                                                                           SHARES             VALUE
                                                                         -----------       -----------
   MANAGED ASSETS TRUST (3.2%)
       Total (Cost $1,761,500)                                               114,804       $ 2,026,296
                                                                         -----------       -----------
   HIGH YIELD BOND TRUST (0.4%)
       Total (Cost $215,673)                                                  24,382           241,137
                                                                         -----------       -----------
   CAPITAL APPRECIATION FUND (8.7%)
       Total (Cost $4,644,550)                                               120,351         5,574,661
                                                                         -----------       -----------
   CASH INCOME TRUST (5.2%)
       Total (Cost $3,347,375)                                             3,347,375         3,347,375
                                                                         -----------       -----------
   THE TRAVELERS SERIES TRUST (8.3%)
     U.S. Government Securities Portfolio (Cost $1,479,742)                  130,966         1,525,755
     Utilities Portfolio (Cost $148,527)                                      11,683           178,638
     Zero Coupon Bond Fund Portfolio Series 1998 (Cost $1,122,796)           112,182         1,125,190
     Zero Coupon Bond Fund Portfolio Series 2000 (Cost $1,155,180)           115,279         1,163,167
     Zero Coupon Bond Fund Portfolio Series 2005 (Cost $1,275,721)           126,883         1,336,082
                                                                         -----------       -----------
       Total (Cost $5,181,966)                                               496,993         5,328,832
                                                                         -----------       -----------
   TEMPLETON VARIABLE PRODUCTS SERIES FUND (18.1%)
     Templeton Bond Fund (Cost $482,060)                                      44,193           488,780
     Templeton Stock Fund (Cost $6,583,386)                                  307,149         7,122,795
     Templeton Asset Allocation Fund (Cost $3,392,643)                       178,090         3,980,319
                                                                         -----------       -----------
       Total (Cost $10,458,089)                                              529,432        11,591,894
                                                                         -----------       -----------
   FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND (32.9%)
     High Income Portfolio (Cost $3,052,156)                                 252,034         3,422,625
     Growth Portfolio (Cost $7,968,559)                                      260,407         9,661,116
     Equity-Income Portfolio (Cost $6,632,913)                               327,732         7,957,338
                                                                         -----------       -----------
       Total (Cost $17,653,628)                                              840,173        21,041,079
                                                                         -----------       -----------
   FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND II (6.9%)
     Asset Manager Portfolio
       Total (Cost $3,671,170)                                               243,515         4,385,702
                                                                         -----------       -----------
   DREYFUS STOCK INDEX FUND (5.1%)
       Total (Cost $2,750,538)                                               127,138         3,273,804
                                                                         -----------       -----------
   AMERICAN ODYSSEY FUNDS, INC. (0.9%)
     American Odyssey Core Equity Fund (Cost $46,111)                          3,292            65,611
     American Odyssey Emerging Opportunities Fund (Cost $299,735)             20,076           287,690
     American Odyssey International Equity Fund (Cost $102,480)                7,425           114,942
     American Odyssey Long-Term Bond Fund (Cost $80,495)                       7,611            81,739
     American Odyssey Intermediate-Term Bond Fund (Cost $1,286)                  123             1,264
     American Odyssey Short-Term Bond Fund (Cost $3,191)                         306             3,160
                                                                         -----------       -----------
       Total (Cost $533,298)                                                  38,833           554,406
                                                                         -----------       -----------
   TRAVELERS SERIES FUND INC. (9.1%)
     Alliance Growth Portfolio (Cost $1,966,130)                             116,421         2,520,506
     Smith Barney Income and Growth Portfolio (Cost $651,344)                 38,393           732,153
     Smith Barney High Income Portfolio (Cost $469,336)                       36,079           486,347
     MFS Total Return Portfolio (Cost $744,214)                               53,896           860,188
     AIM Capital Appreciation Portfolio (Cost $1,151,664)                    100,630         1,244,792
                                                                         -----------       -----------
       Total (Cost $4,982,688)                                               345,419         5,843,986
                                                                         -----------       -----------
   GREENWICH STREET SERIES FUND (1.2%)
     Total Return Portfolio
       Total (Cost $689,440)                                                  44,121           777,407
                                                                         -----------       -----------
TOTAL INVESTMENT OPTIONS (100%)
   (COST $55,889,915)                                                                      $63,986,579
                                                                                           ===========

6. SCHEDULE OF FUND UL OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                  MANAGED ASSETS TRUST                  HIGH YIELD BOND TRUST
                                                              ------------------------------        --------------------------
                                                                 1997               1996              1997             1996
                                                              -----------        -----------        ---------        ---------
INVESTMENT INCOME:
Dividends .............................................       $    56,368        $   212,189        $     151        $  58,484
                                                              -----------        -----------        ---------        ---------
EXPENSES:
Insurance charges .....................................            11,874              9,244            1,465            1,710
Administrative charges ................................               339                266               --               --
                                                              -----------        -----------        ---------        ---------
      Net investment income (loss) ....................            44,155            202,679           (1,314)          56,774
                                                              -----------        -----------        ---------        ---------
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold ....................           374,254            398,836          234,846          266,166
    Cost of investments sold ..........................           292,317            355,102          225,775          261,596
                                                              -----------        -----------        ---------        ---------
      Net realized gain (loss) ........................            81,937             43,734            9,071            4,570
                                                              -----------        -----------        ---------        ---------
Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year ..........            49,154            113,258           (2,411)          16,476
    Unrealized gain (loss) end of year ................           264,796             49,154           25,465           (2,411)
                                                              -----------        -----------        ---------        ---------
      Net change in unrealized gain (loss) for the year           215,642            (64,104)          27,876          (18,887)
                                                              -----------        -----------        ---------        ---------
Net increase (decrease) in net assets
      resulting from operations .......................           341,734            182,309           35,633           42,457
                                                              -----------        -----------        ---------        ---------

UNIT TRANSACTIONS:
Participant premium payments ..........................           427,367            385,858           34,411           59,862
Participant transfers from other Travelers accounts ...           132,340            446,005           93,271          210,756
Contract surrenders ...................................          (269,781)          (197,168)        (143,838)         (49,202)
Participant transfers to other Travelers accounts .....          (253,757)          (363,218)         (98,507)        (225,122)
Other payments to participants ........................                --                 --               --               --
                                                              -----------        -----------        ---------        ---------
    Net increase (decrease) in net assets resulting
      from unit transactions ..........................            36,169            271,477         (114,663)          (3,706)
                                                              -----------        -----------        ---------        ---------
      Net increase (decrease) in net assets ...........           377,903            453,786          (79,030)          38,751

NET ASSETS:
    Beginning of year .................................         1,648,174          1,194,388          321,636          282,885
                                                              -----------        -----------        ---------        ---------
    End of year .......................................       $ 2,026,077        $ 1,648,174        $ 242,606        $ 321,636
                                                              ===========        ===========        =========        =========


                                                                 CAPITAL APPRECIATION FUND
                                                              ------------------------------
                                                                 1997               1996
                                                              -----------        -----------
INVESTMENT INCOME:
Dividends .............................................       $        36        $   326,576
                                                              -----------        -----------

EXPENSES:
Insurance charges .....................................            30,965             12,964
Administrative charges ................................             2,084                456
                                                              -----------        -----------
      Net investment income (loss) ....................           (33,013)           313,156
                                                              -----------        -----------
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold ....................           839,367            141,019
    Cost of investments sold ..........................           553,249             97,726
                                                              -----------        -----------
      Net realized gain (loss) ........................           286,118             43,293
                                                              -----------        -----------
Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year ..........           276,095            177,890
    Unrealized gain (loss) end of year ................           930,111            276,095
                                                              -----------        -----------
      Net change in unrealized gain (loss) for the year           654,016             98,205
                                                              -----------        -----------
Net increase (decrease) in net assets
      resulting from operations .......................           907,121            454,654
                                                              -----------        -----------

UNIT TRANSACTIONS:
Participant premium payments ..........................         1,371,774            845,776
Participant transfers from other Travelers accounts ...         1,068,760          1,273,217
Contract surrenders ...................................          (577,590)          (250,675)
Participant transfers to other Travelers accounts .....          (560,317)          (124,142)
Other payments to participants ........................              (651)                --
                                                              -----------        -----------
    Net increase (decrease) in net assets resulting
      from unit transactions ..........................         1,301,976          1,744,176
                                                              -----------        -----------
      Net increase (decrease) in net assets ...........         2,209,097          2,198,830

NET ASSETS:
    Beginning of year .................................         3,367,503          1,168,673
                                                              -----------        -----------
    End of year .......................................       $ 5,576,600        $ 3,367,503
                                                              ===========        ===========

                                                                                                       ZERO COUPON BOND
                                        U.S. GOVERNMENT                                                 FUND PORTFOLIO
      CASH INCOME TRUST               SECURITIES PORTFOLIO           UTILITIES PORTFOLIO                  SERIES 1998
-----------------------------      --------------------------      ------------------------      ----------------------------
    1997              1996             1997           1996           1997           1996             1997             1996
-----------      ------------      -----------      ---------      ---------      ---------      -----------      -----------
$   148,941      $     90,366      $    71,639      $  58,279      $     234      $  13,790      $    60,738      $    67,102
-----------      ------------      -----------      ---------      ---------      ---------      -----------      -----------

     23,201            15,944            7,196          1,660            947            688            6,579            6,251
      2,570             1,351              781            100             44             23               10                6
-----------      ------------      -----------      ---------      ---------      ---------      -----------      -----------
    123,170            73,071           63,662         56,519           (757)        13,079           54,149           60,845
-----------      ------------      -----------      ---------      ---------      ---------      -----------      -----------


  7,080,626         6,855,752          579,692         45,082         33,131         42,674           22,224            6,286
  7,080,626         6,855,752          605,967         43,606         31,964         37,280           21,753            6,135
-----------      ------------      -----------      ---------      ---------      ---------      -----------      -----------

         --                --          (26,275)         1,476          1,167          5,394              471              151
-----------      ------------      -----------      ---------      ---------      ---------      -----------      -----------


         --                --          (33,195)        19,739         (3,421)         7,329           (1,641)          24,969
         --                --           46,013        (33,195)        30,111         (3,421)           2,394           (1,641)
-----------      ------------      -----------      ---------      ---------      ---------      -----------      -----------

         --                --           79,208        (52,934)        33,532        (10,750)           4,035          (26,610)
-----------      ------------      -----------      ---------      ---------      ---------      -----------      -----------


    123,170            73,071          116,595          5,061         33,942          7,723           58,655           34,386
-----------      ------------      -----------      ---------      ---------      ---------      -----------      -----------

  6,413,938        11,879,168          555,591         92,662         47,754         79,509              634               --
  3,079,011         1,603,195          723,123        513,975          1,654         25,144            8,679           15,174
   (365,525)       (1,023,100)         (92,796)       (32,101)       (28,432)       (16,313)            (454)            (203)
 (8,668,083)      (11,441,681)        (503,445)       (20,458)       (10,100)       (33,120)         (15,356)              --
         --                --               --             --             --             --               --               --
-----------      ------------      -----------      ---------      ---------      ---------      -----------      -----------

    459,341         1,017,582          682,473        554,078         10,876         55,220           (6,497)          14,971
-----------      ------------      -----------      ---------      ---------      ---------      -----------      -----------

    582,511         1,090,653          799,068        559,139         44,818         62,943           52,158           49,357

  2,771,744         1,681,091          726,615        167,476        133,424         70,481        1,072,995        1,023,638
-----------      ------------      -----------      ---------      ---------      ---------      -----------      -----------
$ 3,354,255      $  2,771,744      $ 1,525,683      $ 726,615      $ 178,242      $ 133,424      $ 1,125,153      $ 1,072,995
===========      ============      ===========      =========      =========      =========      ===========      ===========

6. SCHEDULE OF FUND UL OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996


                                                                   ZERO COUPON BOND                   ZERO COUPON BOND
                                                                    FUND PORTFOLIO                     FUND PORTFOLIO
                                                                      SERIES 2000                        SERIES 2005
                                                                 1997             1996              1997              1996
                                                                 ----             ----              ----              ----
INVESTMENT INCOME:
Dividends .............................................      $    63,813       $    63,651       $    71,682       $    66,990
                                                             -----------       -----------       -----------       -----------

EXPENSES:
Insurance charges .....................................            6,564             6,171             7,294             6,538
Administrative charges ................................               13                 2                63                26
                                                             -----------       -----------       -----------       -----------
      Net investment income (loss) ....................           57,236            57,478            64,325            60,426
                                                             -----------       -----------       -----------       -----------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold ....................           13,930             6,328            67,978            22,857
    Cost of investments sold ..........................           13,566             6,227            67,394            23,410
                                                             -----------       -----------       -----------       -----------

      Net realized gain (loss) ........................              364               101               584              (553)
                                                             -----------       -----------       -----------       -----------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year ..........           (4,359)           30,962            (2,241)           47,983
    Unrealized gain (loss) end of year ................            7,987            (4,359)           60,360            (2,241)
                                                             -----------       -----------       -----------       -----------

      Net change in unrealized gain (loss) for the year           12,346           (35,321)           62,601           (50,224)
                                                             -----------       -----------       -----------       -----------

Net increase (decrease) in net assets
      resulting from operations .......................           69,946            22,258           127,510             9,649
                                                             -----------       -----------       -----------       -----------



UNIT TRANSACTIONS:
Participant premium payments ..........................            1,592             1,303            43,451             3,937
Participant transfers from other Travelers accounts ...           36,989             2,571            37,071           143,245
Contract surrenders ...................................             (877)             (275)           (3,931)           (1,804)
Participant transfers to other Travelers accounts .....              (16)               --           (57,627)          (15,098)
Other payments to participants ........................               --                --                --                --
                                                             -----------       -----------       -----------       -----------

    Net increase (decrease) in net assets resulting
      from unit transactions ..........................           37,688             3,599            18,964           130,280
                                                             -----------       -----------       -----------       -----------

      Net increase (decrease) in net assets ...........          107,634            25,857           146,474           139,929



NET ASSETS:
    Beginning of year .................................        1,055,494         1,029,637         1,189,562         1,049,633
                                                             -----------       -----------       -----------       -----------

    End of year .......................................      $ 1,163,128       $ 1,055,494       $ 1,336,036       $ 1,189,562
                                                             ===========       ===========       ===========       ===========





                                                               TEMPLETON BOND FUND
                                                                1997           1996
                                                                ----           ----
INVESTMENT INCOME:
Dividends .............................................      $  22,190       $  18,730
                                                             ---------       ---------

EXPENSES:
Insurance charges .....................................          2,586           1,415
Administrative charges ................................            201              68
                                                             ---------       ---------
      Net investment income (loss) ....................         19,403          17,247
                                                             ---------       ---------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold ....................         43,392         155,886
    Cost of investments sold ..........................         43,183         160,115
                                                             ---------       ---------

      Net realized gain (loss) ........................            209          (4,229)
                                                             ---------       ---------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year ..........         18,576          10,933
    Unrealized gain (loss) end of year ................          6,720          18,576
                                                             ---------       ---------

      Net change in unrealized gain (loss) for the year        (11,856)          7,643
                                                             ---------       ---------

Net increase (decrease) in net assets
      resulting from operations .......................          7,756          20,661
                                                             ---------       ---------



UNIT TRANSACTIONS:
Participant premium payments ..........................        121,519         129,705
Participant transfers from other Travelers accounts ...        123,156         140,133
Contract surrenders ...................................        (41,897)        (37,867)
Participant transfers to other Travelers accounts .....         (8,468)       (110,954)
Other payments to participants ........................         (4,899)             --
                                                             ---------       ---------

    Net increase (decrease) in net assets resulting
      from unit transactions ..........................        189,411         121,017
                                                             ---------       ---------

      Net increase (decrease) in net assets ...........        197,167         141,678



NET ASSETS:
    Beginning of year .................................        291,591         149,913
                                                             ---------       ---------

    End of year .......................................      $ 488,758       $ 291,591
                                                             =========       =========

                                        TEMPLETON ASSET                   FIDELITY'S HIGH
    TEMPLETON STOCK FUND                ALLOCATION FUND                   INCOME PORTFOLIO            FIDELITY'S GROWTH PORTFOLIO
    1997             1996             1997             1996             1997             1996            1997             1996
    ----             ----             ----             ----             ----             ----            ----             ----
$   513,518      $   275,458      $   257,405      $   100,257      $   195,704      $    79,896      $   234,290      $   212,219
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------


     42,347           22,487           23,292           13,519           20,332            8,457           53,174           28,119
      2,080              636              868              228            1,556              346            3,145            1,081
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------
    469,091          252,335          233,245           86,510          173,816           71,093          177,971          183,019
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------




    795,451          427,910          299,373          251,298          906,455          394,532          775,032          290,824
    588,414          355,680          211,031          208,598          892,824          359,601          510,153          199,573
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------

    207,037           72,230           88,342           42,700           13,631           34,931          264,879           91,251
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------


    696,253          293,901          469,194          221,298          109,472           57,063          642,147          382,429
    539,409          696,253          587,676          469,194          370,469          109,472        1,692,557          642,147
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------

   (156,844)         402,352          118,482          247,896          260,997           52,409        1,050,410          259,718
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------


    519,284          726,917          440,069          377,106          448,444          158,433        1,493,260          533,988
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------




  1,839,867        1,321,382          735,199          644,082          686,634          527,622        2,092,960        2,089,604
  1,088,920        1,213,990          400,002          446,075          933,013        1,226,656        1,286,782        1,889,484
   (668,841)        (483,098)        (356,661)        (235,094)        (260,544)        (201,035)        (898,220)        (640,080)
   (563,883)        (282,267)        (100,309)        (144,347)        (718,621)        (172,976)        (494,401)        (317,899)
         --               --               --               --           (5,003)              --           (5,729)              --
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------


  1,696,063        1,770,007          678,231          710,716          635,479        1,380,267        1,981,392        3,021,109
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------

  2,215,347        2,496,924        1,118,300        1,087,822        1,083,923        1,538,700        3,474,652        3,555,097




  4,907,718        2,410,794        2,861,870        1,774,048        2,338,641          799,941        6,187,119        2,632,022
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------

$ 7,123,065      $ 4,907,718      $ 3,980,170      $ 2,861,870      $ 3,422,564      $ 2,338,641      $ 9,661,771      $ 6,187,119
===========      ===========      ===========      ===========      ===========      ===========      ===========      ===========

6. SCHEDULE OF FUND UL OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996 (CONTINUED)

                                                                  FIDELITY'S EQUITY-                  FIDELITY'S ASSET
                                                                   INCOME PORTFOLIO                   MANAGER PORTFOLIO
                                                                 1997              1996             1997              1996
                                                                 ----              ----             ----              ----
INVESTMENT INCOME:
Dividends .............................................      $   551,315       $   109,635       $   414,291       $   159,369
                                                             -----------       -----------       -----------       -----------

EXPENSES:
Insurance charges .....................................           45,297            22,379            24,513            17,144
Administrative charges ................................            2,746               811               501               161
                                                             -----------       -----------       -----------       -----------
      Net investment income (loss) ....................          503,272            86,445           389,277           142,064
                                                             -----------       -----------       -----------       -----------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold ....................        1,066,364           400,773           332,402           246,699
    Cost of investments sold ..........................          796,012           317,023           276,655           224,032
                                                             -----------       -----------       -----------       -----------

      Net realized gain (loss) ........................          270,352            83,750            55,747            22,667
                                                             -----------       -----------       -----------       -----------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year ..........          555,918           260,001           454,097           244,927
    Unrealized gain (loss) end of year ................        1,324,425           555,918           714,532           454,097
                                                             -----------       -----------       -----------       -----------

      Net change in unrealized gain (loss) for the year          768,507           295,917           260,435           209,170
                                                             -----------       -----------       -----------       -----------

Net increase (decrease) in net assets
      resulting from operations .......................        1,542,131           466,112           705,459           373,901
                                                             -----------       -----------       -----------       -----------



UNIT TRANSACTIONS:
Participant premium payments ..........................        1,553,084         1,546,355           792,294           819,279
Participant transfers from other Travelers accounts ...        1,216,927         1,927,954           128,939           265,125
Contract surrenders ...................................         (715,570)         (479,487)         (414,673)         (311,604)
Participant transfers to other Travelers accounts .....         (767,826)         (385,897)         (153,222)         (200,709)
Other payments to participants ........................           (8,322)               --               (69)               --
                                                             -----------       -----------       -----------       -----------

    Net increase (decrease) in net assets resulting
      from unit transactions ..........................        1,278,293         2,608,925           353,269           572,091
                                                             -----------       -----------       -----------       -----------

      Net increase (decrease) in net assets ...........        2,820,424         3,075,037         1,058,728           945,992



NET ASSETS:
    Beginning of year .................................        5,141,011         2,065,974         3,327,210         2,381,218
                                                             -----------       -----------       -----------       -----------

    End of year .......................................      $ 7,961,435       $ 5,141,011       $ 4,385,938       $ 3,327,210
                                                             ===========       ===========       ===========       ===========





                                                              DREYFUS STOCK INDEX FUND
                                                                1997              1996
                                                                ----              ----
INVESTMENT INCOME:
Dividends .............................................      $   131,569       $    38,450
                                                             -----------       -----------

EXPENSES:
Insurance charges .....................................           17,644             4,900
Administrative charges ................................            1,557               288
                                                             -----------       -----------
      Net investment income (loss) ....................          112,368            33,262
                                                             -----------       -----------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold ....................          480,285           198,684
    Cost of investments sold ..........................          385,669           154,606
                                                             -----------       -----------

      Net realized gain (loss) ........................           94,616            44,078
                                                             -----------       -----------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year ..........          103,469            32,788
    Unrealized gain (loss) end of year ................          523,266           103,469
                                                             -----------       -----------

      Net change in unrealized gain (loss) for the year          419,797            70,681
                                                             -----------       -----------

Net increase (decrease) in net assets
      resulting from operations .......................          626,781           148,021
                                                             -----------       -----------



UNIT TRANSACTIONS:
Participant premium payments ..........................          815,909           331,313
Participant transfers from other Travelers accounts ...          947,641           923,999
Contract surrenders ...................................         (282,791)         (103,195)
Participant transfers to other Travelers accounts .....         (335,492)          (70,708)
Other payments to participants ........................               --                --
                                                             -----------       -----------

    Net increase (decrease) in net assets resulting
      from unit transactions ..........................        1,145,267         1,081,409
                                                             -----------       -----------

      Net increase (decrease) in net assets ...........        1,772,048         1,229,430



NET ASSETS:
    Beginning of year .................................        1,563,125           333,695
                                                             -----------       -----------

    End of year .......................................      $ 3,335,173       $ 1,563,125
                                                             ===========       ===========

                                     AMERICAN ODYSSEY                  AMERICAN ODYSSEY
    AMERICAN ODYSSEY             EMERGING OPPORTUNITIES              INTERNATIONAL EQUITY              AMERICAN ODYSSEY
    CORE EQUITY FUND                      FUND                              FUND                      LONG-TERM BOND FUND
  1997            1996             1997             1996             1997            1996            1997             1996
  ----            ----             ----             ----             ----            ----            ----             ----
$  1,487        $  3,238        $      --        $  20,349        $   2,623        $   2,488        $  4,752        $  2,672
--------        --------        ---------        ---------        ---------        ---------        --------        --------


     387             312            1,630            1,563              661              520             400             273
      --              --               --               --               --               --              --              --
--------        --------        ---------        ---------        ---------        ---------        --------        --------
   1,100           2,926           (1,630)          18,786            1,962            1,968           4,352           2,399
--------        --------        ---------        ---------        ---------        ---------        --------        --------




  17,936           9,229           46,981           41,345           20,677           20,513           4,416           9,682
  12,382           7,518           46,233           33,380           16,342           16,197           4,534           9,981
--------        --------        ---------        ---------        ---------        ---------        --------        --------

   5,554           1,711              748            7,965            4,335            4,316            (118)           (299)
--------        --------        ---------        ---------        ---------        ---------        --------        --------


   8,895           3,143          (32,337)           4,288           14,319            3,676          (2,217)         (1,341)
  19,500           8,895          (12,045)         (32,337)          12,462           14,319           1,244          (2,217)
--------        --------        ---------        ---------        ---------        ---------        --------        --------

  10,605           5,752           20,292          (36,625)          (1,857)          10,643           3,461            (876)
--------        --------        ---------        ---------        ---------        ---------        --------        --------


  17,259          10,389           19,410           (9,874)           4,440           16,927           7,695           1,224
--------        --------        ---------        ---------        ---------        ---------        --------        --------




  10,015          10,768           59,971           93,912           27,193           30,054          28,271          26,241
   1,899           3,481            8,296            9,776            7,563           16,031              --              --
  (4,755)         (4,419)         (25,273)         (29,021)         (12,213)         (12,104)         (4,730)         (5,072)
 (15,920)         (6,488)         (37,520)         (25,343)         (13,029)         (13,400)             --          (5,423)
      --              --               --               --               --               --              --              --
--------        --------        ---------        ---------        ---------        ---------        --------        --------


  (8,761)          3,342            5,474           49,324            9,514           20,581          23,541          15,746
--------        --------        ---------        ---------        ---------        ---------        --------        --------

   8,498          13,731           24,884           39,450           13,954           37,508          31,236          16,970




  57,892          44,161          262,801          223,351          102,744           65,236          55,085          38,115
--------        --------        ---------        ---------        ---------        ---------        --------        --------

$ 66,390        $ 57,892        $ 287,685        $ 262,801        $ 116,698        $ 102,744        $ 86,321        $ 55,085
========        ========        =========        =========        =========        =========        ========        ========

6. SCHEDULE OF FUND UL OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996 (CONTINUED)


                                                                  AMERICAN ODYSSEY
                                                                 INTERMEDIATE-TERM              AMERICAN ODYSSEY
                                                                     BOND FUND                SHORT-TERM BOND FUND
                                                                 1997          1996           1997            1996
                                                                 ----          ----           ----            ----
INVESTMENT INCOME:
Dividends .............................................        $    80         $  48         $   170         $   104
                                                               -------         -----         -------         -------

EXPENSES:
Insurance charges .....................................              7             4              19              16
Administrative charges ................................             --            --              --              --
                                                               -------         -----         -------         -------
      Net investment income (loss) ....................             73            44             151              88
                                                               -------         -----         -------         -------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold ....................            157            --             470             213
    Cost of investments sold ..........................            153            --             475             214
                                                               -------         -----         -------         -------

      Net realized gain (loss) ........................              4            --              (5)             (1)
                                                               -------         -----         -------         -------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year ..........            (23)           (6)            (63)            (68)
    Unrealized gain (loss) end of year ................            (22)          (23)            (31)            (63)
                                                               -------         -----         -------         -------

      Net change in unrealized gain (loss) for the year              1           (17)             32               5
                                                               -------         -----         -------         -------

Net increase (decrease) in net assets
      resulting from operations .......................             78            27             178              92
                                                               -------         -----         -------         -------



UNIT TRANSACTIONS:
Participant premium payments ..........................            570           631             658             841
Participant transfers from other Travelers accounts ...             32            --              --              --
Contract surrenders ...................................            (97)         (124)           (533)           (244)
Participant transfers to other Travelers accounts .....           (157)           --              --              --
Other payments to participants ........................             --            --              --              --
                                                               -------         -----         -------         -------

    Net increase (decrease) in net assets resulting
      from unit transactions ..........................            348           507             125             597
                                                               -------         -----         -------         -------

      Net increase (decrease) in net assets ...........            426           534             303             689



NET ASSETS:
    Beginning of year .................................            909           375           3,022           2,333
                                                               -------         -----         -------         -------

    End of year .......................................        $ 1,335         $ 909         $ 3,325         $ 3,022
                                                               =======         =====         =======         =======






                                                                  ALLIANCE GROWTH PORTFOLIO
                                                                  1997                 1996
                                                                  ----                 ----
INVESTMENT INCOME:
Dividends .............................................        $        --         $    43,645
                                                               -----------         -----------

EXPENSES:
Insurance charges .....................................             13,955               4,173
Administrative charges ................................              1,519                 461
                                                               -----------         -----------
      Net investment income (loss) ....................            (15,474)             39,011
                                                               -----------         -----------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold ....................            137,767             138,394
    Cost of investments sold ..........................            106,425             126,677
                                                               -----------         -----------

      Net realized gain (loss) ........................             31,342              11,717
                                                               -----------         -----------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year ..........             97,212                (310)
    Unrealized gain (loss) end of year ................            554,376              97,212
                                                               -----------         -----------

      Net change in unrealized gain (loss) for the year            457,164              97,522
                                                               -----------         -----------

Net increase (decrease) in net assets
      resulting from operations .......................            473,032             148,250
                                                               -----------         -----------



UNIT TRANSACTIONS:
Participant premium payments ..........................            431,226             264,719
Participant transfers from other Travelers accounts ...            619,763             805,494
Contract surrenders ...................................           (152,219)            (44,856)
Participant transfers to other Travelers accounts .....            (43,871)             (6,667)
Other payments to participants ........................             (1,525)                 --
                                                               -----------         -----------

    Net increase (decrease) in net assets resulting
      from unit transactions ..........................            853,374           1,018,690
                                                               -----------         -----------

      Net increase (decrease) in net assets ...........          1,326,406           1,166,940



NET ASSETS:
    Beginning of year .................................          1,187,680              20,740
                                                               -----------         -----------

    End of year .......................................        $ 2,514,086         $ 1,187,680
                                                               ===========         ===========

   SMITH BARNEY INCOME                 SMITH BARNEY HIGH                                                      AIM CAPITAL
   AND GROWTH PORTFOLIO                INCOME PORTFOLIO             MFS TOTAL RETURN PORTFOLIO           APPRECIATION PORTFOLIO
  1997              1996             1997             1996            1997             1996              1997              1996
  ----              ----             ----             ----            ----             ----              ----              ----
$      --        $   5,295        $      --        $   8,808        $      --        $  13,265        $        --        $     580
---------        ---------        ---------        ---------        ---------        ---------        -----------        ---------


    3,376              664            1,982            1,201            4,442            1,350              7,136            1,435
      399               78              222              142              432              102                807              142
---------        ---------        ---------        ---------        ---------        ---------        -----------        ---------
   (3,775)           4,553           (2,204)           7,465           (4,874)          11,813             (7,943)            (997)
---------        ---------        ---------        ---------        ---------        ---------        -----------        ---------




   58,318           56,203          460,379          142,661           54,024           27,195             53,629          104,593
   45,948           52,019          436,696          138,333           42,230           24,139             48,176          101,291
---------        ---------        ---------        ---------        ---------        ---------        -----------        ---------

   12,370            4,184           23,683            4,328           11,794            3,056              5,453            3,302
---------        ---------        ---------        ---------        ---------        ---------        -----------        ---------


    3,968               (1)           3,819               --           18,241            3,089             17,258               --
   80,809            3,968           17,011            3,819          115,974           18,241             93,128           17,258
---------        ---------        ---------        ---------        ---------        ---------        -----------        ---------

   76,841            3,969           13,192            3,819           97,733           15,152             75,870           17,258
---------        ---------        ---------        ---------        ---------        ---------        -----------        ---------


   85,436           12,706           34,671           15,612          104,653           30,021             73,380           19,563
---------        ---------        ---------        ---------        ---------        ---------        -----------        ---------




  148,015           11,790          260,419           16,643          143,523          103,152            311,127          181,988
  323,411          220,262          335,032          265,754          269,013          205,454            370,189          474,076
  (55,944)          (8,726)         (17,233)          (5,991)         (35,983)         (12,783)           (82,325)         (16,100)
   (1,422)          (3,243)        (281,223)        (137,360)          (6,460)         (10,669)           (13,899)         (78,288)
   (1,316)              --               --               --           (6,400)              --                 --               --
---------        ---------        ---------        ---------        ---------        ---------        -----------        ---------


  412,744          220,083          296,995          139,046          363,693          285,154            585,092          561,676
---------        ---------        ---------        ---------        ---------        ---------        -----------        ---------

  498,180          232,789          331,666          154,658          468,346          315,175            658,472          581,239




  233,945            1,156          154,658               --          391,803           76,628            581,239               --
---------        ---------        ---------        ---------        ---------        ---------        -----------        ---------

$ 732,125        $ 233,945        $ 486,324        $ 154,658        $ 860,149        $ 391,803        $ 1,239,711        $ 581,239
=========        =========        =========        =========        =========        =========        ===========        =========

6. SCHEDULE OF FUND UL OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996 (CONTINUED)


                                                              TOTAL RETURN PORTFOLIO                   COMBINED
                                                                1997           1996              1997              1996
                                                                ----           ----              ----              ----
INVESTMENT INCOME:
Dividends .............................................      $  30,928       $   6,053       $  2,833,924       $  2,057,986
                                                             ---------       ---------       ------------       ------------

EXPENSES:
Insurance charges .....................................          4,608           1,339            363,873            192,440
Administrative charges ................................            544             152             22,481              6,926
                                                             ---------       ---------       ------------       ------------
      Net investment income (loss) ....................         25,776           4,562          2,447,570          1,858,620
                                                             ---------       ---------       ------------       ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold ....................         40,508          58,645         14,840,064         10,760,279
    Cost of investments sold ..........................         33,582          52,193         13,389,728         10,228,004
                                                             ---------       ---------       ------------       ------------

      Net realized gain (loss) ........................          6,926           6,452          1,450,336            532,275
                                                             ---------       ---------       ------------       ------------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year ..........         32,702             (12)         3,488,881          1,954,404
    Unrealized gain (loss) end of year ................         87,967          32,702          8,096,664          3,488,881
                                                             ---------       ---------       ------------       ------------

      Net change in unrealized gain (loss) for the year         55,265          32,714          4,607,783          1,534,477
                                                             ---------       ---------       ------------       ------------

Net increase (decrease) in net assets
      resulting from operations .......................         87,967          43,728          8,505,689          3,925,372
                                                             ---------       ---------       ------------       ------------



UNIT TRANSACTIONS:
Participant premium payments ..........................        141,056          44,885         19,096,022         21,543,041
Participant transfers from other Travelers accounts ...        212,209         309,646         13,453,685         14,576,672
Contract surrenders ...................................        (40,498)        (13,169)        (5,554,224)        (4,214,910)
Participant transfers to other Travelers accounts .....        (10,203)           (350)       (13,733,134)       (14,195,827)
Other payments to participants ........................             --              --            (33,914)                --
                                                             ---------       ---------       ------------       ------------

    Net increase (decrease) in net assets resulting
      from unit transactions ..........................        302,564         341,012         13,228,435         17,708,976
                                                             ---------       ---------       ------------       ------------

      Net increase (decrease) in net assets ...........        390,531         384,740         21,734,124         21,634,348



NET ASSETS:
    Beginning of year .................................        386,839           2,099         42,324,049         20,689,701
                                                             ---------       ---------       ------------       ------------

    End of year .......................................      $ 777,370       $ 386,839       $ 64,058,173       $ 42,324,049
                                                             =========       =========       ============       ============

7.  SCHEDULE OF UNITS FOR FUND UL FOR THE YEAR ENDED DECEMBER 31, 1997


                                                                                                                        U.S.
                                                                               CAPITAL                               GOVERNMENT
                                            MANAGED          HIGH YIELD      APPRECIATION           CASH             SECURITIES
                                          ASSETS TRUST       BOND TRUST         FUND            INCOME TRUST         PORTFOLIO
                                          ------------       ----------         ----            ------------         ---------
Units beginning of year ............         739,368          148,199          1,560,408          1,872,345            627,860
Units purchased and transferred from
   other Travelers accounts ........         227,450           55,716            984,555          6,298,315          1,069,761
Units redeemed and transferred to
   other Travelers accounts ........        (212,766)        (107,438)          (479,996)        (5,993,695)          (516,522)
                                            --------         --------         ----------         ----------         ----------
Units end of year ..................         754,052           96,477          2,064,967          2,176,965          1,181,099
                                            ========         ========         ==========         ==========         ==========


                                                             ZERO COUPON        ZERO COUPON        ZERO COUPON
                                                              BOND FUND          BOND FUND          BOND FUND
                                            UTILITIES         PORTFOLIO          PORTFOLIO          PORTFOLIO         TEMPLETON
                                            PORTFOLIO        SERIES 1998        SERIES 2000        SERIES 2005        BOND FUND
                                            ---------        -----------        -----------        -----------        ---------
Units beginning of year ............          98,022          1,014,502          1,003,545          1,133,350          249,756
Units purchased and transferred from
   other Travelers accounts ........          34,377              8,600             35,337             72,486          209,477
Units redeemed and transferred to
   other Travelers accounts ........         (27,133)           (14,749)              (826)           (58,157)         (47,323)
                                            --------         ----------         ----------         ----------         --------
Units end of year ..................         105,266          1,008,353          1,038,056          1,147,679          411,910
                                            ========         ==========         ==========         ==========         ========


                                                               TEMPLETON
                                                                 ASSET           FIDELITY'S          FIDELITY'S        FIDELITY'S
                                           TEMPLETON           ALLOCATION        HIGH INCOME          GROWTH          EQUITY-INCOME
                                           STOCK FUND             FUND            PORTFOLIO          PORTFOLIO          PORTFOLIO
                                           ----------             ----            ---------          ---------          ---------
Units beginning of year ............        3,378,671          2,102,272          1,809,239          4,136,339          3,309,909
Units purchased and transferred from
   other Travelers accounts ........        1,804,001            744,438          1,201,242          1,992,945          1,560,873
Units redeemed and transferred to
   other Travelers accounts ........         (766,830)          (297,505)          (742,511)          (859,002)          (839,564)
                                           ----------         ----------         ----------         ----------         ----------
Units end of year ..................        4,415,842          2,549,205          2,267,970          5,270,282          4,031,218
                                           ==========         ==========         ==========         ==========         ==========


                                                                                                   AMERICAN
                                                                                 AMERICAN          ODYSSEY         AMERICAN
                                             FIDELITY'S                           ODYSSEY          EMERGING        ODYSSEY
                                           ASSET MANAGER       DREYFUS STOCK    CORE EQUITY     OPPORTUNITIES   INTERNATIONAL
                                             PORTFOLIO          INDEX FUND         FUND             FUND         EQUITY FUND
                                             ---------          ----------         ----             ----         -----------
Units beginning of year ............         2,734,435            940,291          34,187          191,470          76,225
Units purchased and transferred from
   other Travelers accounts ........           695,350            918,949           6,394           48,792          24,766
Units redeemed and transferred to
   other Travelers accounts ........          (422,321)          (337,851)        (10,654)         (43,056)        (18,108)
                                            ----------         ----------         -------         --------         -------
Units end of year ..................         3,007,464          1,521,389          29,927          197,206          82,883
                                            ==========         ==========         =======         ========         =======

7.  SCHEDULE OF UNITS FOR FUND UL FOR THE YEAR ENDED DECEMBER 31, 1997


                                                             AMERICAN
                                             AMERICAN        ODYSSEY         AMERICAN                       SMITH BARNEY
                                             ODYSSEY       INTERMEDIATE-      ODYSSEY         ALLIANCE        INCOME AND
                                            LONG-TERM         TERM          SHORT-TERM         GROWTH           GROWTH
                                            BOND FUND       BOND FUND        BOND FUND        PORTFOLIO        PORTFOLIO
                                            ---------       ---------        ---------        ---------        ---------
Units beginning of year ............         44,927            833            2,640            888,431          184,663
Units purchased and transferred from
   other Travelers accounts ........         21,997            536              574            712,024          314,373
Units redeemed and transferred to
   other Travelers accounts ........         (3,715)          (224)            (461)          (130,588)         (38,670)
                                            -------         ------           ------         ----------         --------
Units end of year ..................         63,209          1,145            2,753          1,469,867          460,366
                                            =======         ======           ======         ==========         ========


                                           SMITH BARNEY         MFS           AIM CAPITAL
                                           HIGH INCOME     TOTAL RETURN       APPRECIATION     TOTAL RETURN
                                            PORTFOLIO        PORTFOLIO         PORTFOLIO         PORTFOLIO          COMBINED
                                            ---------        ---------         ---------         ---------          --------
Units beginning of year ............         138,855          317,532            548,936          300,659          29,587,869
Units purchased and transferred from
   other Travelers accounts ........         498,526          298,199            587,725          257,477          20,685,255
Units redeemed and transferred to
   other Travelers accounts ........        (250,495)         (35,567)           (83,645)         (36,463)        (12,375,835)
                                            --------         --------         ----------         --------         -----------
Units end of year ..................         386,886          580,164          1,053,016          521,673          37,897,289
                                            ========         ========         ==========         ========         ===========

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Owners of Variable Life Insurance Contracts of
   The Travelers Fund UL for Variable Life Insurance:


We have audited the accompanying statement of assets and liabilities of The Travelers Fund UL for Variable Life Insurance as of December 31, 1997, and the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 1997, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Fund UL for Variable Life Insurance as of December 31, 1997, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.


Hartford, Connecticut
February 19, 1998

                             Independent Accountants
                            COOPERS & LYBRAND L.L.P.
                              Hartford, Connecticut















This report is prepared for the general information of contract owners and is not an offer of shares of The Travelers Fund UL for Variable Life Insurance or Fund UL's underlying funds. It should not be used in connection with any offer except in conjunction with the applicable Variable Universal Life Insurance Prospectus and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.


VG-156 (Annual)    (12-97)   Printed in U.S.A.